Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about trade and other receivables

	2022	2021
Gold and copper concentrate sales receivable(1)	$34,715	$31,916
Molybdenum sales receivable(1)	47,613	29,364
Consumption and income tax receivables(2)	5,703	11,688
Other receivables	4,130	3,873
Total amounts receivable	$92,161	$76,841
(1)Includes provisionally-priced receivables subject to mark-to-market adjustment (note 26b).
(2)Includes the current portion of value-added tax (“VAT”) receivable of $2.7 million (December 31, 2021 - $8.2 million ) at the Öksüt Mine. The non-current portion of VAT receivable is included in other assets (note 12).